Concentrations and Risks (Tables)	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Schedule of Major Vendor

During the year ended September 30, 2012, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$449,720	24.8%
Total	$449,720	24.8%

During the year ended September 30, 2011, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$423,875	21.4%
Total	$423,875	21.4%